Land, Buildings, Equipment, and Other Depreciable Assets - Summary of Land, Buildings, Equipment, and Other Depreciable Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 5,313
Balance at end of year	5,324	$ 5,313
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	8,306	8,398
Additions	601	580
Disposals	132	103
Fully depreciated assets	359	344
Foreign currency translation adjustments and other	70	(225)
Balance at end of year	8,486	8,306
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,993	2,916
Depreciation charge for the year	576	603
Disposals	(81)	(96)
Impairment losses	0	0
Fully depreciated assets	(359)	(344)
Foreign currency translation adjustments and other	33	(86)
Balance at end of year	3,162	2,993
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	969
Balance at end of year	971	969
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	969	1,012
Additions	2
Disposals	5	2
Foreign currency translation adjustments and other	5	(41)
Balance at end of year	971	969
Land [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,164
Balance at end of year	2,205	2,164
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,315	3,349
Additions	164	168
Disposals	37	19
Fully depreciated assets	90	73
Foreign currency translation adjustments and other	26	(110)
Balance at end of year	3,378	3,315
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,151	1,147
Depreciation charge for the year	120	132
Disposals	(14)	(15)
Impairment losses	0	0
Fully depreciated assets	(90)	(73)
Foreign currency translation adjustments and other	6	(40)
Balance at end of year	1,173	1,151
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	420
Balance at end of year	380	420
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	853	859
Additions	141	153
Disposals	13	21
Fully depreciated assets	143	122
Foreign currency translation adjustments and other	(9)	(16)
Balance at end of year	829	853
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	433	406
Depreciation charge for the year	170	175
Disposals	(13)	(22)
Impairment losses	0	0
Fully depreciated assets	(143)	(122)
Foreign currency translation adjustments and other	2	(4)
Balance at end of year	449	433
Furniture fixtures, and other depreciable assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	733
Balance at end of year	710	733
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,285	1,320
Additions	134	145
Disposals	44	30
Fully depreciated assets	69	101
Foreign currency translation adjustments and other	9	(49)
Balance at end of year	1,315	1,285
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	552	566
Depreciation charge for the year	128	142
Disposals	(22)	(29)
Impairment losses	0	0
Fully depreciated assets	(69)	(101)
Foreign currency translation adjustments and other	16	(26)
Balance at end of year	605	552
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,027
Balance at end of year	1,058	1,027
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,884	1,858
Additions	160	114
Disposals	33	31
Fully depreciated assets	57	48
Foreign currency translation adjustments and other	39	(9)
Balance at end of year	1,993	1,884
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	857	797
Depreciation charge for the year	158	154
Disposals	(32)	(30)
Impairment losses	0	0
Fully depreciated assets	(57)	(48)
Foreign currency translation adjustments and other	9	(16)
Balance at end of year	$ 935	$ 857